DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 4,523	$ 4,642
Total current	1,958	849
Total non-current	2,565	3,793
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	374
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150	112
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 4,373	$ 4,156